Document and Entity Information	Jan. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001577916
Document Type	8-K
Document Period End Date	Jan. 10, 2023
Entity Registrant Name	Premier, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36092
Entity Tax Identification Number	35-2477140
Entity Address, Address Line One	13034 Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(704)
Local Phone Number	357-0022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 Par Value
Trading Symbol	PINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false